Debt (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended															0 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Senior Notes [Member]	Dec. 31, 2013 Commercial Paper Program [Member]	Dec. 31, 2012 Commercial Paper Program [Member]	Dec. 31, 2013 Debentures Due 2027 [Member]	Dec. 31, 2013 ENSCO 7500 [Member] Bonds Due 2015 And 2020 [Member]	Dec. 31, 2013 ENSCO 105 [Member] Bonds Due 2015 And 2020 [Member]	Dec. 31, 2013 6.875% Senior notes due 2020 [Member]	Dec. 31, 2013 6.875% Senior notes due 2020 [Member] Acquired Debt [Member]	Dec. 31, 2013 8.50% Senior notes due 2019 [Member]	Dec. 31, 2013 8.50% Senior notes due 2019 [Member] Acquired Debt [Member]	Dec. 31, 2013 7.875% Senior notes due 2040 [Member]	Dec. 31, 2013 7.875% Senior notes due 2040 [Member] Acquired Debt [Member]	Dec. 31, 2013 4.33% MARAD bonds due 2016 [Member]	Dec. 31, 2013 4.33% MARAD bonds due 2016 [Member] Acquired Debt [Member]	Dec. 31, 2013 3.25% Senior notes due 2016 [Member]	Dec. 31, 2013 3.25% Senior notes due 2016 [Member] Senior Notes [Member]	Dec. 31, 2013 4.70% Senior notes due 2021 [Member]	Dec. 31, 2013 4.70% Senior notes due 2021 [Member] Senior Notes [Member]	May 07, 2013 Five Year Credit Facility Member	Dec. 31, 2013 Five Year Credit Facility Member	Mar. 31, 2013 Five Year Credit Facility Member	Dec. 31, 2012 Five Year Credit Facility Member	May 07, 2013 Base Rate [Member] Five Year Credit Facility Member	May 07, 2013 London Interbank Offered Rate (LIBOR) [Member] Five Year Credit Facility Member	May 07, 2013 Maximum [Member] Five Year Credit Facility Member	May 07, 2013 Three Hundred Sixty Four Day Credit Facility [Member] Five Year Credit Facility Member	Dec. 31, 2012 Three Hundred Sixty Four Day Credit Facility [Member] Five Year Credit Facility Member
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																						0.125%
Unsecured debt instruments issued							$ 150,000,000.0		$ 76,500,000		$ 900,000,000		$ 500,000,000		$ 300,000,000		$ 151,500,000
Debt instrument interest rate stated percentage							7.20%	6.36%	4.65%	6.875%		8.50%		7.875%		4.33%		3.25%	3.25%	4.70%	4.70%
Commercial paper, capacity					1,000,000,000.0
Current borrowing capacity																						2,000,000,000.0
Aggregate amount of unsecured debt instrument								190,000,000.0											1,000,000,000		1,500,000,000
Discount to senior notes																			7,600,000		29,600,000
Aggregate redemption price of notes				100.00%			100.00%
Number of semiannual principal installments								30	34
Semiannual principal installment amount								6,300,000	2,300,000
Term of credit facility																						5 years							364 days
Maximum days of maturity of notes					364
Commercial paper		0
Debt instrument maturity term, years								15	17
Maximum amount of right to increase the commitment																						2,500,000,000.0	2,000,000,000.0	1,450,000,000.00					450,000,000
Maximum percentage of debt to total capitalization ratio																												50.00%
Amounts outstanding																									0					0
Basis spread on variable rate																										0.125%	1.125%
Debt instrument maturity period										2020		2019		2040		2016		2016	2016	2021	2021
Weighted-average interest rate					0.35%	0.44%
Net unamortized premiums	283,700,000
Interest Expense	158,800,000	123,600,000	95,900,000
Capitalized interest	$ 67,700,000	$ 105,800,000	$ 80,200,000